Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	285,000,000	285,000,000
Common Stock, Shares, Outstanding	32,824,230	0
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	5,000,000	5,000,000
Common Stock, Shares, Outstanding	2,129,901	0
Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share		$ 0.00001
Temporary Equity, Shares Outstanding	0	588,235
Temporary Equity, Shares Authorized		600,000
Series A Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share		$ 0.00001
Temporary Equity, Shares Outstanding	0	1,666,666
Temporary Equity, Shares Authorized		2,000,000
Temporary Equity, Liquidation Preference		$ 2,300
Legacy Mobix Common Stock [Member]
Common Stock, Par or Stated Value Per Share		$ 0.00001
Common Stock, Shares Authorized		57,400,000
Common Stock, Shares, Outstanding	0	16,692,175